COMMON STOCK (Details Narrative) - USD ($)		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 12, 2024	Nov. 29, 2023	Jun. 20, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		250,000,000	250,000,000		250,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		7,232,650	6,695,587
Common stock, shares outstanding		7,232,650	6,695,587
Number of shares issued, value		$ 2,025,000	$ 1,273,000
Proceeds from issuance of common stock		22,810,000
Related costs		2,074,000
Adjustment to additional paid in capital warrant issued		1,169,000
General and administrative expense		21,909,000	$ 26,389,000
Fair value liability		$ 13,762,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				250,000,000
Common stock, par value				$ 0.0001
Shares new issues		350,423	65,389
Number of shares issued, value
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		166,667
Common Stock [Member] | Maximum [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		166,667
Common Stock [Member] | June Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		1,111,111
Share issued price share		$ 18.00
Common Stock [Member] | June Public Offering [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		1,111,111
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price share						$ 18.00
Exercise price		$ 18.00
Underwriters exercise		156,112
Investor Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		156,112
Underwriters Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 22.50				$ 22.50
Expiration date		Jun. 20, 2028
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
General and administrative expense		$ 904,000
Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues		350,423	65,389
Number of shares issued, value		$ 2,025	$ 1,273
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregated purchase price	$ 150,000,000